Lease (Tables)	12 Months Ended
May 31, 2026
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2025	2026
	US$	US$
Cash payments for the operating leases	281,410	327,309
Right-of-use assets obtained in exchange for the new operating lease liabilities	423,895	381,031

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2026 is as follows:

As of May 31, 2026
US$
Fiscal year ending
May 31, 2027	322,696
May 31, 2028	253,734
May 31, 2029	181,703
May 31, 2030	101,368
May 31, 2031	38,310
Thereafter	12,683

Total future lease payments	910,494
Less: Imputed interest	(61,653)

Present value of operating lease liabilities	848,841